FAIR VALUE MEASUREMENTS - Additional Information (Details) $ in Millions	9 Months Ended
Sep. 30, 2022 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Consideration in cash	$ 5.9
Payments for Merger Related Costs	15.0
Cash Acquired in Excess of Payments to Acquire Business	15.0
Accounts Payable	5.0
Remaining Consideration In Cash	5.9
Fair Value Of Distribution Against Accumulated Deficit	13.3
Deferred cash consideration	10.9
Assets, Fair Value Adjustment	4.1
other (loss) income	0.3
fair value option
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Non-current Cash Consideration	4.2
Current Cash Consideration	5.0
fair value of the deferred cash [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Non-current Cash Consideration	4.2
Deferred cash consideration	3.9
Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Consideration in cash	15.0
Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Consideration in cash	$ 4.1